Income tax benefit (expense)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income tax benefit (expense)	Income tax benefit (expense)

(in thousands of USD)	2023	2022	2021
Current tax
Current period	(4,889)	(1,736)	(206)
Changes related to prior years	7	57	436
Total current tax	(4,881)	(1,680)	230

Deferred tax
Recognition of unused tax losses/(use of tax losses)	(1,146)	(137)	201
Other	18	(987)	(4)
Total deferred tax	(1,128)	(1,124)	197

Total tax benefit/(expense)	(6,009)	(2,804)	427

Reconciliation of effective tax	2023		2022		2021
Profit (loss) before tax		864,036		206,055		(339,204)

Tax at domestic rate	(25.00)%	(216,009)	(25.00)%	(51,514)	(25.00)%	84,801
Effects on tax of :
Tax exempt profit / loss		(4,535)		2,642		4,541
Tax adjustments for previous years		7		57		436
Loss for which no DTA (*) has been recognized		7,586		4,481		27
Non-deductible expenses		(1,602)		(315)		(188)
Use of previously unrecognized tax losses and tax credits		5,283		4,431		4,101
Effect of Tonnage Tax regime		195,768		40,670		(84,881)
Effect of share of profit of equity-accounted investees		(5)		4,389		5,649
Effects of tax regimes in foreign jurisdictions		7,498		(7,645)		(14,059)
Total taxes	(0.70)%	(6,009)	(1.36)%	(2,804)	(0.13)%	427

* Deferred Tax Asset
In application of an IFRIC agenda decision on ‘IAS 12 Income taxes', tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the consolidated statement of profit or loss but has been shown as an administrative expense under the heading General and administrative expenses. The amount paid for tonnage tax in the year ended December 31, 2023 was $3.6 million (2022: $4.3 million and 2021: $3.3 million) (see Note 5).

The Group operates in various countries which have enacted new legislation to comply with the global minimum top-up tax. Other countries such as Qatar have not enacted the Pillar II legislation yet. The Group expects in the future to be subject to the top-up tax for its operations in Qatar.

The Group operates mainly in the shipping industry. In regard of pillar II, most jurisdictions provide an exclusion for relevant shipping income (= profits earned from the transportation of cargo in international traffic). Currently the Group is in the process of implementing a Pillar II framework and investigating the application of the shipping exclusion in the relevant jurisdictions. This exercise is currently ongoing and subject to further guidance on the application of the shipping exclusion from the OECD. Based on the current state of play, we expect to be able to benefit from the shipping exclusion for the majority of jurisdictions. Therefore, the Group expects that the impact of Pillar II would be limited.

The Group can only provide qualitative information at the reporting date. It's not possible to provide quantitative information as the information cannot be reasonably estimated at the reporting date.
Deferred tax assets and liabilities
Recognized deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Employee benefits	25	—	25
Unused tax losses & tax credits	60,308	—	60,308
Unremitted earnings	—	(58,930)	(58,930)
	60,333	(58,930)	1,403
Offset	(58,930)	58,930
Balance at December 31, 2022	1,403	—

Employee benefits	44	—	44
Unused tax losses & tax credits	42,178	—	42,178
Unremitted earnings	—	(41,942)	(41,942)
	42,222	(41,942)	280
Offset	(41,942)	41,942
Balance at December 31, 2023	280	—

Unrecognized deferred tax assets and liabilities
Total unrecognized tax losses amount to $114.3 million for 2023 ($120.1 million for 2022) and unused taxable temporary differences amount to $48.6 million (both 2023 and 2022). Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2023		December 31, 2022
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	270	—	261	—
Taxable temporary differences	—	(12,162)	—	(12,162)
Tax losses & tax credits	28,299	—	29,776	—
	28,569	(12,162)	30,037	(12,162)
Offset	(12,162)	12,162	(12,162)	12,162
Total	16,407	—	17,875	—

The unrecognized deferred tax assets in respect of tax losses and tax credits relates to tax losses carried forward, investment deduction allowances and excess dividend received deduction. Tax losses and tax credits have no expiration date.

A deferred tax asset (DTA) is recognized for unused tax losses and tax credits carried forward, to the extent that it is probable that future taxable profits will be available. The Group considers future taxable profits as probable when it is more likely than not that taxable profits will be generated in the foreseeable future. When determining whether probable future taxable profits are available the probability threshold is applied to portions of the total amount of unused tax losses or tax credits, rather than the entire amount.

Given the nature of the tonnage tax regime, the Group has a substantial amount of unused tax losses and tax credits for which no future taxable profits are probable and therefore no DTA has been recognized.

No deferred tax liabilities have been recognized for temporary differences related to vessels for which the Group expects that the reversal of these differences will not have a tax effect.

The Group has applied a temporary mandatory relief from deferred tax accounting for the impact of the Pillar II top-up tax and accounts for it as a current tax when it is incurred.
Movement in deferred tax balances during the year

(in thousands of USD)	Balance at Jan 1, 2021	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2021
Employee benefits	29	(4)	—	—	(2)	23
Unused tax losses & tax credits	27,650	38,660	—	—	(6)	66,304
Unremitted earnings	(26,322)	(38,459)	—	—	—	(64,781)
Total	1,357	197	—	—	(8)	1,546

	Balance at Jan 1, 2022	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2022
Employee benefits	23	4	—	—	(2)	25
Unused tax losses & tax credits	66,304	(5,988)	—	—	(8)	60,308
Unremitted earnings	(64,781)	5,851	—	—	—	(58,930)
Reclassification	—	(991)		991	—	—
Total	1,546	(1,124)	—	991	(10)	1,403

	Balance at Jan 1, 2023	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2023
Employee benefits	25	18	—	—	1	44
Unused tax losses & tax credits	60,308	(18,134)	—	—	4	42,178
Unremitted earnings	(58,930)	16,988	—	—	—	(41,942)
Total	1,403	(1,128)	—	—	5	280